Drinker Biddle & Reath LLP

191 N. Wacker Drive, Ste. 3700

Chicago, IL 60606

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

January 31, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FS Series Trust (the “Trust”)

(1933 Act Registration No. 333-235668)

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Trust’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (the “Registration Statement”).

This filing relates to the proposed acquisition of all of the assets and liabilities of the FS Energy Total Return Fund (File No. 333-214232) (the “Acquired Fund”) by a newly created series of the Trust, the FS Energy Total Return Fund (the “Acquiring Fund”). Please note that the registration statement for the Acquiring Fund became effective on January 29, 2020.

The Registration Statement is being filed to 1) reflect certain comments received from the Staff on the Trust’s initial registration statement on Form N-14 filed on December 20, 2019, as well as comments received on the registration statement for the Acquiring Fund; 2) update certain financial and performance information; and 3) make certain other non-material changes.

The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Fund to approve an Agreement and Plan of Reorganization by and between the Trust, on behalf of the Acquiring Fund, and the Acquired Fund, which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the designated classes of the Acquiring Fund; (2) the distribution of the shares of designated classes of the Acquiring Fund to the shareholders of the Acquired Fund; and (3) the subsequent liquidation and termination of the Acquired Fund.

This filing is being made pursuant to Rule 488 under the 1933 Act. Concurrently with the filing of this Registration Statement, the Trust intends to file a request for acceleration so that the Registration Statement may become effective on February 4, 2020 or as soon thereafter as practicable. Therefore, we would appreciate receiving any comments you may have as soon as possible so that we may be in a position to mail the Proxy Statement/Prospectus contained in the Registration Statement on or about February 7, 2020.

The Trust has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Questions and comments concerning the enclosed materials may be directed to me at (312) 569-1107.

Very truly yours,

/s/ David L. Williams

David L. Williams